Revenue - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) Customer	Dec. 31, 2025 CAD ($) Customer
Disclosure Of Revenue [Line Items]
Revenue	$ 1,841.1	$ 2,085.7
Number of customer over ten percent revenue benchmark | Customer	1	1
Major Customer [Member]
Disclosure Of Revenue [Line Items]
Revenue	$ 212.3
Percentage of entities revenue	10.00%	10.00%